Related Party Transactions (Details) (Successor [Member], USD $) In Millions, except Share data, unless otherwise specified	4 Months Ended	12 Months Ended		3 Months Ended	16 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Management fee expense	$ 0	$ 3.2	$ 3.1
Carlyle Investment Management Llc [Member]
Related Party Transaction [Line Items]
Fees and commissions		3.0
Management fee expense		3.2	3.1
Pre tax charge related to management agreement		13.4		13.4
Carlyle Investment Management Llc [Member] | Acquisition-related Costs [Member]
Related Party Transaction [Line Items]
Fees and commissions			21.0
Carlyle Investment Management Llc [Member] | One Time Fees [Member]
Related Party Transaction [Line Items]
Fees and commissions			35.0
Carlyle Investment Management Llc [Member] | Deferred Financing Costs [Member]
Related Party Transaction [Line Items]
Fees and commissions			14.0
Service King Collision Repair [Member]
Related Party Transaction [Line Items]
Related parties sales		4.0	2.0
Other Related Party [Member]
Related Party Transaction [Line Items]
Fees and commissions			0.1		2.1
Stock issued during period, shares, acquisitions		352,143
Stock issued during period, value, acquisitions		$ 0.5